SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 650	$ 673
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Employees, salaries and related liabilities	392	500
Related party	56	24
Liabilities for grants received (Note 19)	50	30
Accrued expenses		49
Derivative financial liability (Note 13)		32
Other	152	38
Total	$ 650	$ 673